Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 23.8%
1,619	iShares Core S&P 500 ETF	$ 567,897	13.5
1,686	iShares Core S&P Small-Cap ETF	124,713	3.0
603	iShares Russell Mid-Cap Growth ETF	105,863	2.5
407	Vanguard Russell 1000 Growth ETF	95,352	2.3
972	Vanguard Value ETF	104,616	2.5

	Total Exchange-Traded Funds
	(Cost $939,011)	998,441	23.8

MUTUAL FUNDS: 76.2%
	Affiliated Investment Companies: 51.1%
7,898	Voya Intermediate Bond Fund - Class P3	84,901	2.0
5,163	Voya Large Cap Growth Fund - Class P3	307,508	7.3
23,292	Voya Large Cap Value Fund - Class P3	271,348	6.5
21,732	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	290,562	6.9
54,161	Voya Multi-Manager International Equity Fund - Class P3	648,311	15.4
37,103	Voya Multi-Manager International Factors Fund - Class P3	356,935	8.5
12,075	Voya Multi-Manager Mid Cap Value Fund - Class P3	104,331	2.5
6,060	Voya Small Company Fund - Class P3	83,570	2.0
		2,147,466	51.1

	Unaffiliated Investment Companies: 25.1%
27,123	TIAA-CREF S&P 500 Index Fund - Class I	1,052,902	25.1

	Total Mutual Funds
	(Cost $3,062,617)	3,200,368	76.2

	Total Investments in Securities (Cost $4,001,628)	$ 4,198,809	100.0
	Assets in Excess of Other Liabilities	432	0.0
	Net Assets	$ 4,199,241	100.0

Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$998,441	$–	$–	$998,441
Mutual Funds	3,200,368	–	–	3,200,368
Total Investments, at fair value	$4,198,809	$–	$–	$4,198,809

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2020, where the following issuers were considered an affiliate:

	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
Voya Intermediate Bond Fund - Class P3	$-	$85,198	$-	$(297)	$84,901	$286	$-	$-
Voya Large Cap Growth Fund - Class P3	-	290,000	(4,951)	22,459	307,508	-	390	-
Voya Large Cap Value Fund - Class P3	-	264,005	-	7,343	271,348	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	-	287,385	-	3,177	290,562	-	-	-
Voya Multi-Manager International Equity Fund - Class P3	-	630,185	-	18,126	648,311	-	-	-
Voya Multi-Manager International Factors Fund - Class P3	-	349,347	-	7,588	356,935	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	-	102,324	-	2,007	104,331	-	-	-
Voya Small Company Fund - Class P3	-	80,809	-	2,761	83,570	-	-	-
	$-	$2,089,253	$(4,951)	$63,164	$2,147,466	$286	$390	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost of investments for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$197,478
Gross Unrealized Depreciation	(297)
Net Unrealized Appreciation	$197,181